Condensed Statements of Cash Flows (Unaudited) - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (3,976,737)	$ 2,582,678	$ 6,087,361
Adjustments to reconcile net income to net cash used in operating activities
Offering costs allocated to warrant liability	2,188,378		2,188,378
Change in fair value of derivative liabilities			(8,821,297)
Interest earned on Trust assets	(492)	(660,441)	(1,622)
Amortization expense			130,891
Changes in operating assets and liabilities:
Due to Sponsor	2,775		(25,000)
Prepaid expenses	(578,482)	(174,433)	(674,721)
Accrued expenses	80,141	433,361	174,579
Net cash used in operating activities	(715,767)	(1,418,696)	(941,431)
Cash flows from investing activities:
Cash deposited into Trust Account	(109,140,000)	(1,070,000)	(109,140,000)
Net cash used in investing activities	(109,140,000)	(1,070,000)	(109,140,000)
Cash flows from financing activities:
Sale of units in public offering, net	105,271,041		105,271,041
Sale of private placement warrants to Sponsor	5,152,500
Sale of private placement warrants to Sponsor			5,152,500
Proceeds from issuance of common stock to Sponsor	25,000		25,000
Repayment of Note payable – Related party	(150,000)
Proceeds from Note payable – Related party	150,000	2,170,000	150,000
Repayment of Sponsor note			(150,000)
Net cash provided by financing activities	110,448,541	2,170,000	110,448,541
Net change in cash	592,774	(318,696)	367,110
Cash at beginning of period		367,110
Cash at end of period	592,774	48,414	367,110
Non-cash financing activities:
Deferred underwriters’ discounts and commissions	3,745,000		3,745,000
Remeasurement of common stock to redemption value		1,122,249
Common stock accretion to redemption value	14,187,906
Common stock remeasurement to redemption value			$ 14,187,906
Change in fair value of derivative warrant liability	1,571,425	(3,673,900)
Change in fair value of Note payable – Related party		$ 74,039